Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Plan Compensation Expense, Including Cash Award	The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Share-based compensation plan expense, net of related tax benefits	$5,154	$4,644	$6,751
Share-based compensation plan related tax benefits	1,627	1,467	4,137

Schedule of Nonvested Performance and Restricted Stock Unit Plans
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2019 (thousands of shares):

	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2018	65	$66.51	323	$56.16
Granted	—		108	81.75
Dividends	1		7
Forfeited or expired	—	—	(9)	77.80
Vested and issued (2)	(37)	55.31	(64)	63.21
Nonvested/unissued at December 31, 2019	29	$79.16	365	$60.94
(1)The number of securities granted includes 57,500 performance shares, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.